Borrowings - Changes in borrowings (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Borrowings
Balances at the beginning of the year	$ 1,344,817	$ 1,208,344
Loans obtained	396,504	224,310
Loans paid	(266,839)	(71,466)
Interest paid	(86,108)	(41,149)	$ (78,832)
Accrued interest for the year	114,710	81,931
Debt renegotiation expenses capitalization	(20,439)	(10,975)
Translation differences and inflation adjustment	(43,042)	(46,178)
Balances at the end of the year	$ 1,439,603	$ 1,344,817	$ 1,208,344